BRINKER CAPITAL DESTINATIONS TRUST

(the “Trust”)

SUPPLEMENT DATED January 27, 2023

TO THE SUMMARY PROSPECTUS, DATED JULY 1, 2022

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and should be read in conjunction with the Summary Prospectus.

Renaming of Investment Adviser

As of December 31, 2022, Brinker Capital Investments, LLC, the investment adviser for the series of the Trust (the “Funds”), changed its name to “Orion Portfolio Solutions, LLC” in connection with an internal reorganization. With respect to the Funds, Orion Portfolio Solutions, LLC will continue to conduct business as Brinker Capital Investments. Accordingly, all references to “Brinker Capital Investments” in the Funds’ Summary Prospectuses will remain as-is, but investors should note that any discussion of “Orion Portfolio Solutions” or “Brinker Capital Investments,” either in the marketplace or in other investor communications, are references to the same registered investment adviser.

Change in Portfolio Management for the Destinations Large Cap Equity Fund (the “Fund”)

Mr. Alan Mason no longer serves as a portfolio manager for the portion of the assets of the Fund managed by BlackRock Investment Management, LLC (“BIM”). Additionally, Mr. Paul Whitehead is added as a portfolio manager of the Fund’s assets managed by BIM. Accordingly, the following changes are hereby made to the Summary Prospectus:

All references to Mr. Mason are hereby deleted from the Summary Prospectus.

In the “Investment Adviser” section of the Summary Prospectus, the information in the table under BlackRock Investment Management, LLC is hereby deleted and replaced with the following:

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
BlackRock Investment Management, LLC
Paul Whitehead, Portfolio Manager	2022
Jennifer Hsui, CFA, Portfolio Manager	2018
Suzanne Henige, CFA, Portfolio Manager	2020
Amy Whitelaw, Portfolio Manager	2018

There are no other changes to the Summary Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE